                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VA-1

                                 DECEMBER 31, 1997
                                   ANNUAL REPORT

                           SEPARATE ACCOUNT VA-1 FUNDING
                                  THE CHAIRMAN-TM-
                  COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                            PRINCIPAL OFFICE LOCATED AT:
                                 #1 Franklin Square
                            Springfield, Illinois  62713

                       ANNUAL REPORT DATED DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 DECEMBER 31, 1997

                                   ANNUAL REPORTS

                          VARIABLE INSURANCE PRODUCTS FUND

                        VARIABLE INSURANCE PRODUCTS FUND II

                PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
                                82 Devonshire Street
                            Boston, Massachusetts 02109

                            MFS VARIABLE INSURANCE TRUST

                            PRINCIPAL OFFICE LOCATED AT:
                                500 Boylston Street
                            Boston, Massachusetts  02116

                       ANNUAL REPORTS DATED DECEMBER 31, 1997

The Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                                      MONEY      EQUITY-                                 HIGH
                                                     MARKET      INCOME       GROWTH     OVERSEAS       INCOME
 ASSETS                                             DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                                 -------------------------------------------------------------
 Investments in Variable Insurance Products Fund,
 Variable Insurance Products Fund II, and
 MFS Variable Insurance Trust, at fair value:
 (Cost: See below)                               $ 2,133,962 $ 5,659,925  $ 4,269,066 $ 1,074,712  $ 1,096,627
 Due from General Account                                 82         217          164          41          210
                                                 -------------------------------------------------------------

 NET ASSETS                                      $ 2,134,044 $ 5,660,142  $ 4,269,230 $ 1,074,753  $ 1,096,837
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------


 Unit value, at December 31, 1997                $      5.14 $      5.99  $      5.65 $      5.54   $     5.89
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

 Units outstanding, at December 31, 1997             415,509     945,566      755,694     193,892      186,285
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

 Cost of Investments                             $ 2,133,962 $ 5,478,282  $ 4,277,002 $ 1,122,347  $ 1,053,833
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

 SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

                                                                                                          MFS
                                                  INVESTMENT      ASSET        INDEX      CONTRA-     EMERGING
                                                  GRADE BOND     MANAGER        500        FUND         GROWTH
ASSETS                                             DIVISION     DIVISION     DIVISION    DIVISION     DIVISION
                                                 -------------------------------------------------------------
Investments in Variable Insurance Products Fund,
Variable Insurance Products Fund II, and
MFS Variable Insurance Trust, at fair value:
(Cost: See below)                                  $ 383,004 $ 1,321,207  $ 4,225,206 $ 2,526,117  $ 2,107,512
Due from General Account                             -                51          162          97           81
                                                 -------------------------------------------------------------
NET ASSETS                                         $ 383,004 $ 1,321,258  $ 4,225,368 $ 2,526,214  $ 2,107,593
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

Unit value, at December 31, 1997                   $    5.32 $      5.78  $      6.21 $      5.83  $      5.50
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

Units outstanding, at December 31, 1997               71,989     228,526      680,587     433,486      383,222
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

Cost of Investments                                  372,346   1,282,351    4,078,473   2,513,713    2,107,891
                                                 -------------------------------------------------------------
                                                 -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

                                                                   MFS
                                                       MFS      GROWTH      MFS TOTAL       MFS
                                                    RESEARCH WITH INCOME     RETURN     UTILITIES    MFS VALUE
ASSETS                                              DIVISION   DIVISION      DIVISION    DIVISION     DIVISION
                                                 --------------------------------------------------------------
Investments in Variable Insurance Products Fund,
Variable Insurance Products Fund II, and
MFS Variable Insurance Trust, at fair value:
(Cost: See below)                                $ 4,381,889 $ 1,390,357  $ 3,589,532   $ 912,126    $ 604,579

Due from General Account                                 168          53          138         121           23
                                                 --------------------------------------------------------------
NET ASSETS                                       $ 4,382,057 $ 1,390,410  $ 3,589,670   $ 912,247    $ 604,602
                                                 --------------------------------------------------------------
                                                 --------------------------------------------------------------

Unit value, at December 31, 1997                 $      5.61 $      6.09  $      5.73   $    6.01    $    5.99
                                                 --------------------------------------------------------------
                                                 --------------------------------------------------------------

Units outstanding, at December 31, 1997              780,716     228,416      626,024     151,829      100,943
                                                 --------------------------------------------------------------
                                                 --------------------------------------------------------------

Cost of Investments                              $ 4,368,742 $ 1,380,585  $ 3,457,832   $ 841,575    $ 669,836
                                                 --------------------------------------------------------------
                                                 --------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                           MONEY       EQUITY-                                HIGH
                                                           MARKET      INCOME       GROWTH     OVERSEAS      INCOME
                                                          DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                                      --------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends from Variable Insurance Products Fund,
   Variable Insurance Products Fund II, and
   MFS Variable Insurance Trust                          $  45,919  $   -        $   -       $   -        $   -
Expenses
   Mortality and expense risk charge                        11,983      21,790       14,200       5,551        4,705
                                                       --------------------------------------------------------------
Net investment income (expense)                             33,936     (21,790)     (14,200)     (5,551)      (4,705)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
   Net realized gain                                        -            7,054       19,623       4,079        1,744
   Net unrealized appreciation (depreciation)
        Beginning of period                                 -           -            -           -            -

        End of period                                       -          181,643       (7,936)    (47,635)      42,794
                                                       --------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  during the period                                         -          181,643       (7,936)    (47,635)      42,794
                                                       --------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                               -          188,697       11,687     (43,556)      44,538

                                                       --------------------------------------------------------------

Net increase (decrease) in net assets resulting
  from operations                                        $  33,936  $  166,907    $  (2,513) $  (49,107)  $   39,833
                                                       --------------------------------------------------------------
                                                       --------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                                                                            MFS
                                                       INVESTMENT     ASSET       INDEX      CONTRA-      EMERGING
                                                       GRADE BOND    MANAGER       500         FUND        GROWTH
                                                        DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                                      --------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends from Variable Insurance Products Fund,
    Variable Insurance Products Fund II, and
    MFS Variable Insurance Trust                       $    -      $    -       $    -      $    -       $    -
Expenses
    Mortality and expense risk charge                       1,400       5,278       16,370       9,586       11,724
                                                      --------------------------------------------------------------
Net investment income (expense)                            (1,400)     (5,278)     (16,370)     (9,586)     (11,724)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain                                         146       4,336       14,060      14,623       21,859
    Net unrealized appreciation (depreciation)
        Beginning of period                                 -           -            -           -            -

        End of period                                      10,658      38,856      146,733      12,404         (379)
                                                      --------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   during the period                                       10,658      38,856      146,733      12,404         (379)
                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                              10,804      43,192      160,793      27,027       21,480

                                                      --------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $    9,404  $   37,914   $  144,423  $   17,441   $    9,756
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                                       MFS
                                                           MFS       GROWTH       MFS TOTAL      MFS
                                                         RESEARCH  WITH INCOME      RETURN    UTILITIES    MFS VALUE
                                                         DIVISION    DIVISION      DIVISION    DIVISION     DIVISION
                                                         ----------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends from Variable Insurance Products Fund,
    Variable Insurance Products Fund II, and
    MFS Variable Insurance Trust                         $  -       $  32,555     $  -        $  -        $  80,356
Expenses
    Mortality and expense risk charge                      20,141       5,139       13,566       3,183        3,074
                                                         ----------------------------------------------------------
Net investment income (expense)                           (20,141)     27,416      (13,566)     (3,183)      77,282


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain                                       7,944       9,844       10,482         380       12,630
    Net unrealized appreciation (depreciation)
       Beginning of period                                  -           -            -           -            -

       End of period                                       13,147       9,772      131,700      70,551      (65,257)
                                                         ----------------------------------------------------------

Net change in unrealized appreciation (depreciation)
  during the period                                        13,147       9,772      131,700      70,551      (65,257)
                                                         ----------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                              21,091      19,616      142,182      70,931      (52,627)
                                                         ----------------------------------------------------------

Net increase (decrease) in net assets resulting from
  operations                                             $    950   $  47,032     $128,616    $ 67,748    $  24,655
                                                         ----------------------------------------------------------
                                                         ----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                    MONEY        EQUITY-                                 HIGH
                                                    MARKET       INCOME       GROWTH      OVERSEAS      INCOME
CHANGES IN NET ASSETS                              DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                                  ---------------------------------------------------------------
FROM OPERATIONS:
    Net investment income (expense)               $   33,936   $  (21,790)  $  (14,200)  $    (5,551) $    (4,705)
    Net realized gain on investments                 -              7,054        19,623        4,079        1,744
    Net change in unrealized appreciation
      (depreciation) on investments                  -            181,643        (7,936)     (47,635)      42,794
                                                  ---------------------------------------------------------------

Net increase (decrease) in net assets from
  operations                                          33,936      166,907        (2,513)     (49,107)      39,833

FROM CONTRACT RELATED TRANSACTIONS:
    Net contract purchase payments                 3,051,376    5,425,325     4,237,375    1,070,074    1,058,464
    Withdrawals                                       (6,825)     (47,105)      (25,073)      (1,162)        (500)
    Transfers between Separate Account VA-1's
      Divisions, net                                (944,443)     115,015        59,441       54,948         (960)
                                                  ---------------------------------------------------------------
Net increase in net assets from contract related
   transactions                                    2,100,108    5,493,235     4,271,743    1,123,860    1,057,004
                                                  ---------------------------------------------------------------

Increase in net assets                             2,134,044    5,660,142     4,269,230    1,074,753    1,096,837
Net assets, beginning of period                      -            -             -            -            -
                                                  ---------------------------------------------------------------

Net assets, end of period                         $ 2,134,044  $ 5,660,142  $ 4,269,230  $ 1,074,753  $ 1,096,837
                                                  ---------------------------------------------------------------
                                                  ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                                                                            MFS
                                                        INVESTMENT     ASSET       INDEX      CONTRA-     EMERGING
                                                        GRADE BOND    MANAGER       500        FUND        GROWTH
CHANGES IN NET ASSETS                                    DIVISION    DIVISION     DIVISION    DIVISION    DIVISION
                                                        -----------------------------------------------------------
FROM OPERATIONS:
    Net investment income (expense)                     $  (1,400)  $   (5,278)  $  (16,370) $   (9,586) $  (11,724)
    Net realized gain on investments                          146        4,336       14,060      14,623      21,859
    Net change in unrealized appreciation
      (depreciation) on investments                        10,658       38,856      146,733      12,404        (379)
                                                        -----------------------------------------------------------
Net increase (decrease) in net assets from operations       9,404       37,914      144,423      17,441       9,756

FROM CONTRACT RELATED TRANSACTIONS:

    Net contract purchase payments                        357,852    1,306,246    3,951,222   2,432,361   2,064,214
    Withdrawals                                              (312)        (846)     (15,675)     (6,995)     (6,359)
    Transfers between Separate Account VA-1's
      Divisions, net                                       16,060      (22,056)     145,398      83,407      39,982
                                                        -----------------------------------------------------------
Net increase in net assets from contract related
  transactions                                            373,600    1,283,344    4,080,945   2,508,773   2,097,837
                                                        -----------------------------------------------------------

Increase in net assets                                    383,004    1,321,258    4,225,368   2,526,214   2,107,593

Net assets, beginning of period                           -            -            -           -           -
                                                        -----------------------------------------------------------

Net assets, end of period                               $ 383,004   $1,321,258   $4,225,368  $2,526,214  $2,107,593
                                                        -----------------------------------------------------------
                                                        -----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                                         MFS
                                                              MFS       GROWTH      MFS TOTAL     MFS
                                                           RESEARCH   WITH INCOME    RETURN     UTILITIES    MFS VALUE
CHANGES IN NET ASSETS                                      DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                                          ------------------------------------------------------------
FROM OPERATIONS:
    Net investment income (expense)                       $  (20,141) $   27,416   $  (13,566)  $  (3,183)   $  77,282
    Net realized gain on investments                           7,944       9,844       10,482         380       12,630
    Net change in unrealized appreciation (depreciation)
        on investments                                        13,147       9,772      131,700      70,551      (65,257)
                                                          ------------------------------------------------------------
Net increase (decrease) in net assets from operations            950      47,032      128,616      67,748       24,655

FROM CONTRACT RELATED TRANSACTIONS:

    Net contract purchase payments                         4,376,126   1,342,706    3,492,360     844,009      540,032
    Withdrawals                                              (16,740)     (6,853)      (8,529)       (726)        (957)
    Transfers between Separate Account VA-1's
      Divisions, net                                          21,721       7,525      (22,777)      1,216       40,872
                                                          ------------------------------------------------------------
Net increase in net assets from contract related
  transactions                                             4,381,107   1,343,378    3,461,054     844,499      579,947
                                                          ------------------------------------------------------------

Increase in net assets                                     4,382,057   1,390,410    3,589,670     912,247      604,602
Net assets, beginning of period                              -           -            -           -            -
                                                          ------------------------------------------------------------

Net assets, end of period                                 $4,382,057  $1,390,410   $3,589,670   $ 912,247    $ 604,602
                                                          ------------------------------------------------------------
                                                          ------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1.   NATURE OF OPERATIONS

         The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the Investment Grade Bond, Asset Manager, Index 500, and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. Assets may also be invested in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman-TM- Combination Fixed and Variable Annuity Contracts (the Contracts). At December 31, 1997, American Franklin had obtained the necessary state insurance department approvals for the sale of the Contracts in 38 states.

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business American Franklin may conduct.


2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
     Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account on assets held in the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin makes a charge of $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin will make charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $148,200 for the period from February 28, 1997 (date of inception) to December 31, 1997.

     American Franklin will impose a surrender charge on the amount of each purchase payment that is withdrawn during the first seven years after it was received, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after they were received; the percentage declines depending on how many years have passed since the withdrawn purchase payment was made and is eliminated after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                      MONEY      EQUITY-       HIGH
                                                     MARKET      INCOME       GROWTH     OVERSEAS      INCOME
                                                    DIVISION    DIVISION     DIVISION    DIVISION     DIVISION
                                                    ----------------------------------------------------------
Unit value, beginning of period                        $5.00       $5.00        $5.00       $5.00        $5.00
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
Unit value, end of period                              $5.14       $5.99        $5.65       $5.54        $5.89
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
Number of units outstanding,
  beginning of period                                -           -            -           -            -

Net contract purchase payments                       602,404     934,067      749,740     184,417      186,518

Withdrawals                                           (1,332)     (8,001)      (4,373)       (206)         (85)

Transfers between Separate Account
  VA-1's Divisions, Net                             (185,563)     19,500       10,327       9,681         (148)
                                                    ----------------------------------------------------------

Number of units outstanding,
    end of period                                    415,509     945,566      755,694     193,892      186,285
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------

                                                                                                         MFS
                                                  INVESTMENT      ASSET        INDEX      CONTRA-     EMERGING
                                                  GRADE BOND     MANAGER        500        FUND        GROWTH
                                                   DIVISION     DIVISION     DIVISION    DIVISION     DIVISION
                                                    ----------------------------------------------------------
Unit value, beginning of period                        $5.00       $5.00        $5.00       $5.00        $5.00
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
Unit value, end of period                              $5.32       $5.78        $6.21       $5.83        $5.50
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
Number of units outstanding,
  beginning of period                                -           -            -           -            -

Net contract purchase payments                        69,000     233,481      660,464     420,462      377,275

Withdrawals                                              (59)       (146)      (2,563)     (1,189)      (1,139)

Transfers between Separate Account
  VA-1's Divisions, Net                                3,048      (4,809)      22,686      14,213        7,086
                                                    ----------------------------------------------------------

Number of units outstanding,
    end of period                                     71,989     228,526      680,587     433,486      383,222
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:


FOR THE PERIOD FROM FEBRUARY 28, 1997 (DATE OF INCEPTION) TO DECEMBER 31, 1997

                                                      MFS     MFS GROWTH     MFS TOTAL     MFS          MFS
                                                    RESEARCH  WITH INCOME     RETURN     UTILITIES     VALUE
                                                    DIVISION   DIVISION      DIVISION    DIVISION     DIVISION
                                                    ----------------------------------------------------------
Unit value, beginning of period                        $5.00       $5.00        $5.00       $5.00        $5.00
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------
Unit value, end of period                              $5.61       $6.09        $5.73       $6.01        $5.99
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------

Number of units outstanding,
  beginning of period                                      -           -            -           -            -

Net contract purchase payments                       780,936     229,569      632,529     151,754       94,256

Withdrawals                                           (2,963)     (1,141)      (1,523)       (126)        (165)

Transfers between Separate Account
  VA-1 Divisions, Net                                  2,743         (12)      (4,982)        201        6,852
                                                    ----------------------------------------------------------

Number of units outstanding,
    end of period                                    780,716     228,416      626,024     151,829      100,943
                                                    ----------------------------------------------------------
                                                    ----------------------------------------------------------

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                            REPORT OF INDEPENDENT AUDITORS




Board of Directors
The American Franklin Life Insurance Company
Contractowners of Separate Account VA-1


We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value Divisions) as of December 31, 1997, and the related statement of operations and the statement of changes in net assets for the period from February 28, 1997 (date of inception) to December 31, 1997. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 1997, and the results of their operations and changes in net assets for the period from February 28, 1997 (date of inception) to December 31, 1997 in conformity with generally accepted accounting principles.



                                        /s/ Ernst & Young LLP


Chicago, Illinois
February 20, 1998